Fair Value Measurement, Transfer Level 1 to Level 2 (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair value, assets, level 1 to level 2 transfers, amount	$ 2.3